Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34,947	$ 24,957
Less: accumulated depreciation	(16,879)	(8,203)
Property and equipment, net	19,194	16,754
Depreciation	8,300	4,500	$ 1,900
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,804	19,901
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,324	2,232
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,755	1,950
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,064	874
Capitalized internal-use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, net	844	0
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 282	$ 0